Schedule of Investments (unaudited)
June 30, 2021
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 25.7%
BlackRock Emerging Markets Fund, Inc., Class K	328,689	$ 11,655,301
iShares Core S&P Small-Cap ETF	103,885	11,736,927
iShares Core S&P Total U.S. Stock Market ETF	414,694	40,955,179
iShares ESG Aware MSCI USA ETF	123,798	12,190,389
iShares Global Financials ETF	68,420	5,310,076
iShares GSCI Commodity Dynamic	607,265	20,950,643
iShares MSCI EAFE Growth ETF	56,321	6,042,117
iShares MSCI EAFE Value ETF	313,905	16,247,723
iShares MSCI USA Value Factor ETF	164,962	17,330,908
iShares U.S. Energy ETF	207,015	6,022,066
		148,441,329
Fixed-Income Funds — 74.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,384,984	66,339,979
iShares Core Total USD Bond Market ETF	1,233,392	65,974,138
iShares Core U.S. Aggregate Bond ETF	154,247	17,789,307
iShares Fallen Angels USD Bond ETF	1,922,402	57,595,164
iShares TIPS Bond ETF	88,537	11,333,621
iShares U.S. Treasury Bond ETF	2,471,655	65,746,023
Master Total Return Portfolio	$ 143,604,638	143,604,638
		428,382,870
Total Long-Term Investments — 99.7% (Cost: $536,574,313)		576,824,199
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,368,010	$ 1,368,010
Total Short-Term Securities — 0.2% (Cost: $1,368,010)		1,368,010
Total Investments — 99.9% (Cost: $537,942,323)		578,192,209
Other Assets Less Liabilities — 0.1%		455,924
Net Assets — 100.0%		$ 578,648,133
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 9,250,699	$ 2,479,817	$ (3,510,332)	$ 432,049	$ 3,003,068	$ 11,655,301	328,689	$ 85,440	$ —
BlackRock High Yield Bond Portfolio, Class K(a)	16,753,253	25,468	(16,936,763)	364,551	(206,509)	—	—	19,549	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	932,500	435,510(b)	—	—	—	1,368,010	1,368,010	377	—
BlackRock Strategic Income Opportunities Portfolio, Class K	106,642,567	25,798,159	(69,641,348)	2,068,775	1,471,826	66,339,979	6,384,984	1,915,338	275,096

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(a)	$ —	$ 23,895,068	$ (23,873,683)	$ (21,385)	$ —	$ —	—	$ 26,867	$ —
iShares 20+ Year Treasury Bond ETF(a)	—	29,497,973	(27,062,046)	(2,435,927)	—	—	—	109,758	—
iShares Core MSCI EAFE ETF(a)	7,891,134	529,126	(9,383,321)	1,090,969	(127,908)	—	—	51,187	—
iShares Core S&P Small-Cap ETF	12,006,802	4,219,467	(8,194,774)	340,517	3,364,915	11,736,927	103,885	69,544	—
iShares Core S&P Total U.S. Stock Market ETF	13,830,070	21,397,336	(2,597,033)	41,922	8,282,884	40,955,179	414,694	340,076	—
iShares Core Total USD Bond Market ETF	—	67,735,641	(1,114,708)	(20,821)	(625,974)	65,974,138	1,233,392	429,690	—
iShares Core U.S. Aggregate Bond ETF	—	33,121,997	(14,597,148)	(453,260)	(282,282)	17,789,307	154,247	296,514	—
iShares ESG Aware MSCI USA ETF	13,797,058	6,710,324	(12,666,596)	2,175,649	2,173,954	12,190,389	123,798	147,938	—
iShares Fallen Angels USD Bond ETF	—	57,262,321	(813,251)	(7,128)	1,153,222	57,595,164	1,922,402	722,823	—
iShares Global Financials ETF	—	5,503,013	(34,202)	(1,388)	(157,347)	5,310,076	68,420	18,938	—
iShares GSCI Commodity Dynamic	—	20,029,243	(119,207)	(1,364)	1,041,971	20,950,643	607,265	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	38,392,350	57,144	(38,341,349)	391,078	(499,223)	—	—	83,926	—

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Growth ETF	$ 9,137,291	$ 5,740,322	$ (10,785,726)	$ 1,519,736	$ 430,494	$ 6,042,117	56,321	$ 101,850	$ —
iShares MSCI EAFE Value ETF	—	15,904,018	(223,683)	(2,596)	569,984	16,247,723	313,905	272,780	—
iShares MSCI USA Min Vol Factor ETF(a)	8,592,716	1,014,841	(10,084,344)	1,658,462	(1,181,675)	—	—	43,624	—
iShares MSCI USA Momentum Factor ETF(a)	—	5,392,299	(5,178,480)	(213,819)	—	—	—	—	—
iShares MSCI USA Value Factor ETF	11,901,231	3,816,105	(3,776,007)	402,915	4,986,664	17,330,908	164,962	247,677	—
iShares TIPS Bond ETF	—	11,344,305	(205,560)	(41)	194,917	11,333,621	88,537	129,940	—
iShares U.S. Energy ETF	—	5,453,737	(117,089)	(1,237)	686,655	6,022,066	207,015	64,134	—
iShares U.S. Treasury Bond ETF	57,875,059	25,438,657	(15,425,598)	275,652	(2,417,747)	65,746,023	2,471,655	389,592	—
Master Advantage Large Cap Core Portfolio(a)	13,822,562	—	(14,640,715)(b)(c)	2,274,372	(1,456,219)	—	—	19,634	—
Master Total Return Portfolio	105,750,042	38,312,410(b)(c)	—	(358,969)	(98,845)	143,604,638	$143,604,638	2,149,457	—
SL Liquidity Series, LLC, Money Market Series(a)	516,549	—	(516,549)(b)	(51)	51	—	—	54,744(d)	—
				$ 9,518,661	$ 20,306,876	$ 578,192,209		$ 7,791,397	$ 275,096
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 433,219,561	$ —	$ —	$ 433,219,561
Short-Term Securities
Money Market Funds	1,368,010	—	—	1,368,010
	$ 434,587,571	$ —	$ —	434,587,571
Investments valued at NAV(a)				143,604,638
				$ 578,192,209
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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